Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management [Abstract]
Summary of Capital Risk Management
Details of the Company’s capital management accounts as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Total borrowings and debt securities	￦	80,529,513	120,605,365
Cash and cash equivalents		2,635,238	3,234,780

Net borrowings and debt securities		77,894,275	117,370,585

Total equity		65,326,706	42,000,256

Debt to equity ratio		119.24%	279.45%

Summary of Maximum Exposure to Credit Risk
Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Cash and cash equivalents	￦	2,635,238	3,234,780
Financial assets at fair value through profit or loss(*1)		932,736	3,610,408
Derivative assets (trading)		443,027	693,072
Financial assets at fair value through other comprehensive income (debt securities)		491	529
Financial assets at amortized cost		25,273	26,998
Loans		909,071	1,013,371
Long-term/short-term financial instruments		1,728,508	1,353,080
Derivative assets (applying hedge accounting)		204,756	324,952
Trade and other receivables		10,029,276	12,614,902
Financial guarantee contracts(*2)		3,718,015	3,776,060

(*1)	Equity investments held by the Company are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.
As of the reporting date, there are no financial assets and
non-financial
assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

Summary of Sensitivity Analysis for Actuarial Assumptions
A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2021 and 2022 are as follows:

			2021		2022
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease

			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	466,832	(407,554)	321,930	(283,658)
Discount rate	Increase (decrease) in defined benefit obligation		(422,290)	499,571	(289,229)	337,033
Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2021 and 2022 are ￦25,649 million and ￦27,495 million, respectively.

Summary of Principal Assumptions on Provisions Valuation
Changes in provisions due to movements in underlying assumptions as of December 31, 2021 and 2022 are as follows:

Type	Accounts	2021	2022
PCBs	Inflation rate	1.37%	1.98%
	Discount rate	1.88%	1.92%
Nuclear plants	Inflation rate	1.41%	2.25%
	Discount rate	2.20%	2.48%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%
Radioactive waste	Inflation rate	1.00%	3.06%
	Discount rate	1.87%	2.62%

Summary of Sensitivity Analysis for Provisions Assumptions
A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2021 and 2022 are as follows:

			2021		2022
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease

			In millions of won
Discount rate	PCBs	￦	(222)	223	(169)	169
	Nuclear plants		(369,540)	381,026	(474,432)	491,360
	Spent fuel		(51,430)	53,438	(54,330)	56,453
	Radioactive waste		(11,201)	11,306	(15,089)	15,260
Inflation rate	PCBs		224	(224)	169	(169)
	Nuclear plants		403,420	(391,754)	515,262	(498,258)
	Spent fuel		54,210	(52,245)	57,269	(55,191)
	Radioactive waste		10,366	(10,288)	14,190	14,056

Summary of Foreign Currency Risk
The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2021 and 2022 are as follows:

	Assets		Liabilities
Type	2021	2022	2021	2022

	In thousands of foreign currencies
AED	6,481	5,610	31,637	25,597
AUD	3,733	4,448	926,960	299,663
BDT	50,145	7,514	577	—
BWP	939	824	—	—
EGP	—	—	595	1,162
CAD	582	89	2,266	595
CHF	—	—	500,230	500,158
CZK	—	—	386	153
EUR	1,809	1,976	42,981	41,073
GBP	—	—	—	31
HKD	—	—	1,651,665	4,014,446
IDR	768,731	598,697	995,510	1,323,840
INR	1,715,900	1,592,380	342,833	312,978
JOD	1,852	1,146	118	14
JPY	697,747	568,263	153,383	1,719,846
KZT	1,510	1,510	—	—
MGA	4,262,857	2,856,045	475,807	347,403
MMK	210,335	199,518	—	—
MYR	1,964	38,177	—	—
PHP	164,167	68,592	104,245	7,493
PKR	200,844	533,816	74,423	219,341
RUB	—	—	—	2,881
SAR	2,615	1,713	—	9,710
SEK	—	—	449,167	449,211
THB	—	—	—	389
USD	1,381,441	1,484,614	12,023,085	13,599,643
UYU	90,930	128,674	3,097	3,106
VND	952,135	1,184,670	262,372	4,495
ZAR	31,971	43,461	—	—

Summary of Sensitivity Analysis for Foreign Currency Exchange Rates
A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2021 and 2022 are as follows:

		2021		2022
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won

Increase (decrease) of profit before income tax	￦	(1,439,185)	1,439,185	(1,703,053)	1,703,053
Increase (decrease) of equity(*)		(1,439,185)	1,439,185	(1,703,053)	1,703,053

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Summary of Interest Rate Risk
The Company’s borrowings and debt securities with floating interest rates as of December 31, 2021 and 2022 are as follows:

Type		2021	2022

		In millions of won
Short-term borrowings	￦	391,897	3,154,972
Long-term borrowings		2,405,244	5,388,073
Debt securities		257,667	269,101

	￦	3,054,808	8,812,146

Summary of Sensitivity Analysis for Interest Rates
A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2021 and 2022 are as follows:

		2021		2022
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(30,548)	30,548	(88,121)	88,121
Increase (decrease) of shareholder’s equity(*)		(30,548)	30,548	(88,121)	88,121

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Summary of Sensitivity Analysis for Electricity Rates
A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2021 and 2022 is as follows:

		2021		2022
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	573,086	(573,086)	661,990	(661,990)
Increase (decrease) of shareholder’s equity(*)		573,086	(573,086)	661,990	(661,990)

(*)	The effect on the equity excluding the impact of income taxes.

Summary of Maturity Analysis for Non Derivative Financial Liabilities
The expected maturities for
non-derivative
financial liabilities as of December 31, 2021 and 2022 in detail are as follows:

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	15,833,589	11,229,657	28,663,693	36,223,543	91,950,482
Lease liabilities		620,121	636,724	1,521,421	2,150,722	4,928,988
Trade and other payables		7,569,869	777,017	725,231	667,304	9,739,421
Financial guarantee contracts(*)		435,729	—	3,105,599	176,687	3,718,015

	￦	24,459,308	12,643,398	34,015,944	39,218,256	110,336,906

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	26,157,747	27,367,577	47,361,676	37,115,832	138,002,832
Lease liabilities		639,756	657,210	1,390,374	1,925,012	4,612,352
Trade and other payables		11,369,512	347,563	1,008,133	734,112	13,459,320
Financial guarantee contracts(*)		105,091	54,310	3,495,437	121,222	3,776,060

	￦	38,272,106	28,426,660	53,255,620	39,896,178	159,850,564

(*)
This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2021 and 2022 are ￦80,841 million and ￦67,240 million, respectively.

Summary of Maturity Analysis for Non Derivative Financial Assets
The expected maturities for
non-derivative
financial assets as of December 31, 2021 and 2022 in detail are as follows:

		2021
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total

		In millions of won
Cash and cash equivalents	￦	2,635,238	—	—	—	2,635,238
Financial assets at fair value through other comprehensive income		—	—	—	435,107	435,107
Financial assets at amortized cost		15,422	9,840	11	—	25,273
Loans		88,396	443,146	407,584	—	939,126
Long-term/short-term financial instruments		1,278,014	171,636	286	278,572	1,728,508
Financial assets at fair value through profit or loss		360,833	346	3,130	668,555	1,032,864
Trade and other receivables		8,123,455	1,233,703	679,048	—	10,036,206

	￦	12,501,358	1,858,671	1,090,059	1,382,234	16,832,322

		2022
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total

		In millions of won
Cash and cash equivalents	￦	3,234,780	—	—	—	3,234,780
Financial assets at fair value through other comprehensive income			—	—	502,829	502,829
Financial assets at amortized cost		16,762	10,231	5	—	26,998
Loans		132,877	411,594	502,050	—	1,046,521
Long-term/short-term financial instruments		666,758	—	25	686,297	1,353,080
Financial assets at fair value through profit or loss		3,181,791	645	3,535	523,537	3,709,508
Trade and other receivables		10,464,191	1,083,593	1,080,831	—	12,628,615

	￦	17,697,159	1,506,063	1,586,446	1,712,663	22,502,331

(*)	The maturities cannot be presently determined.

Summary of Maturity Analysis for Derivative, Undiscounted Cash Flows
Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2021 and 2022 are as follows:

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading and others		(6,628)	(4,954)	(33,635)	(2,291)	(47,508)
—Hedging		(2,555)	(638)	(1,914)	(23,704)	(28,811)

	￦	(9,183)	(5,592)	(35,549)	(25,995)	(76,319)

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading and others		(42,663)	(15,225)	(171,130)	(84,924)	(313,942)
—Hedging		—	(10,064)	(5,176)	(10,265)	(25,505)

	￦	(42,663)	(25,289)	(176,306)	(95,189)	(339,447)

Summary of Maturity Analysis for Derivative Financial Assets
Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2021 and 2022 are as follows:

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		93,554	54,617	202,663	105,856	456,690
—Hedging		33,564	65,198	102,760	3,235	204,757

	￦	127,118	119,815	305,423	109,091	661,447

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		861,621	160,938	(352,657)	65,661	735,563
—Hedging		134,390	47,502	131,258	—	313,150

	￦	996,011	208,440	(221,399)	65,661	1,048,713

Summary of Fair Value Measurement of Instruments	Fair value and book value of financial assets and liabilities as of December 31, 2021 and 2022 are as follows:

		2021		2022
Type		Book value	Fair value	Book value	Fair value

		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	435,107	435,107	502,829	502,829
Derivative assets (trading)		443,027	443,027	693,072	693,072
Derivative assets (hedge designated)		204,756	204,756	324,952	324,952
Financial assets at fair value through profit or loss		1,032,864	1,032,864	3,709,508	3,709,508

	￦	2,115,754	2,115,754	5,230,361	5,230,361

Assets carried at amortized cost
Financial assets at amortized cost	￦	25,273	25,273	26,998	26,998
Loans and receivables		909,071	909,071	1,013,371	1,013,371
Trade and other receivables		10,029,276	10,029,276	12,614,902	12,614,902
Long-term financial instruments		450,494	450,494	686,322	686,322
Short-term financial instruments		1,278,014	1,278,014	666,758	666,758
Cash and cash equivalents		2,635,238	2,635,238	3,234,780	3,234,780

	￦	15,327,366	15,327,366	18,243,131	18,243,131

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	56,256	56,256	407,246	407,246
Derivative liabilities (hedge designated)		21,775	21,775	25,505	25,505

	￦	78,031	78,031	432,751	432,751

Liabilities carried at amortized cost
Secured borrowings	￦	176,358	176,358	102,368	102,368
Unsecured bond		73,881,671	69,803,043	105,185,189	96,846,056
Lease liabilities		4,410,503	4,410,503	4,163,143	4,163,143
Unsecured borrowings		6,471,484	5,938,613	15,282,193	15,280,693
Trade and other payables(*)		9,739,421	9,739,421	13,459,320	13,459,320
Bank overdraft		—	—	35,615	35,615

	￦	94,679,437	90,067,938	138,227,828	129,887,195

(*)	Excludes lease liabilities.

Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Liabilities
The discount rates used for calculating fair value as of December 31, 2021 and 2022 are as follows:

Type	2021	2022
Derivatives	(-) 0.63% ~ 3.88%	0.60% ~ 7.93%
Borrowings and debt securities	(-) 0.30% ~ 4.38%	0.75% ~ 5.84%
Finance lease	0.00% ~ 16.83%	0.00% ~ 17.08%

Summary of Fair Value Measurement of Liabilities
Fair values of financial instruments by hierarchy level as of December 31, 2021 and 2022 are as follows:

		2021
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	273,826	—	161,281	435,107
Derivative assets		—	647,783	—	647,783
Financial assets at fair value through profit or loss		—	1,027,067	5,797	1,032,864

	￦	273,826	1,674,850	167,078	2,115,754

Financial liabilities at fair value
Derivative liabilities	￦	—	78,031	—	78,031

		2022
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	300,057	—	202,772	502,829
Derivative assets		—	1,018,024	—	1,018,024
Financial assets at fair value through profit or loss		—	3,703,179	6,329	3,709,508

	￦	300,057	4,721,203	209,101	5,230,361

Financial liabilities at fair value
Derivative liabilities	￦	—	432,751	—	432,751

Summary of Reconciliation of Changes in Fair Value Measurement, Assets
Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,692	—	—	105	—	—	5,797
Financial assets at fair value through other comprehensive income
Unlisted securities		163,889	8,929	—	(12,335)	(13)	320	160,790
Debt securities		—	500	—	—	—	(9)	491

		2022
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,797	400	—	132	—	—	6,329
Financial assets at fair value through other comprehensive income
Unlisted securities		160,790	9,451	—	33,237	—	(1,235)	202,243
Debt securities		491	—	—	38	—	—	529